Trading Assets (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Analysis of Carrying Value of Trading Securities
(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2020 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$938	$1,180	$5,708	$1,915	$3,295	$–	$13,036
Canadian provincial and municipal debt	562	818	2,026	1,107	4,807	–	9,320
U.S. treasury and other U.S. agency debt	461	93	3,846	644	138	–	5,182
Other foreign government debt	3,708	3,864	3,715	1,039	319	–	12,645
Common shares	–	–	–	–	–	57,178	57,178
Other	261	1,968	6,013	1,458	887	383	10,970
Total	$5,930	$7,923	$21,308	$6,163	$9,446	$57,561	$108,331
Total by currency (in Canadian equivalent):
Canadian dollar	$1,640	$2,362	$7,402	$3,577	$8,406	$20,637	$44,024
U.S. dollar	1,249	1,340	10,150	1,212	707	25,600	40,258
Mexican peso	1,188	1,074	1,727	77	54	282	4,402
Other currencies	1,853	3,147	2,029	1,297	279	11,042	19,647
Total trading securities	$5,930	$7,923	$21,308	$6,163	$9,446	$57,561	$108,331

As at October 31, 2019 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$1,338	$1,097	$4,990	$1,363	$2,385	$–	$11,173
Canadian provincial and municipal debt	810	944	1,257	687	3,917	–	7,615
U.S. treasury and other U.S. agency debt	455	306	6,013	1,627	203	–	8,604
Other foreign government debt	3,237	2,047	2,655	1,084	259	–	9,282
Common shares	–	–	–	–	–	65,450	65,450
Other	734	1,527	6,309	1,398	560	12	10,540
Total	$6,574	$5,921	$21,224	$6,159	$7,324	$65,462	$112,664
Total by currency (in Canadian equivalent):
Canadian dollar	$1,246	$2,429	$8,042	$2,595	$6,602	$18,990	$39,904
U.S. dollar	606	1,085	8,802	2,462	465	27,952	41,372
Mexican peso	378	458	1,494	96	60	507	2,993
Other currencies	4,344	1,949	2,886	1,006	197	18,013	28,395
Total trading securities	$6,574	$5,921	$21,224	$6,159	$7,324	$65,462	$112,664

Summary of Geographic Breakdown Trading Loans
(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2020	2019
Trading loans (1)(2)
U.S. (3)	$6,227	$8,112
Europe (4)	1,075	3,414
Asia Pacific (4)	141	1,339
Canada (4)	266	434
Other (4)	643	530
Total	$8,352	$13,829

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are denominated in U.S. dollars.
(3)
Includes trading loans that serve as a hedge to loan-based credit total return swaps of $5,396 (2019 – $5,559), while the remaining relates to short-term precious metals trading and lending activities.

(4)	These loans are primarily related to short-term precious metals trading and lending activities.